Significant Risks (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 HKD ($)	Apr. 30, 2024 USD ($)
Concentration Risk [Line Items]
Deposit	$ 1,236,113	$ 659,082
Security deposit	63,829		$ 500,000
Allowances for credit losses	$ 25,614	$ 25,217		$ 20,494
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.20%	46.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	55.70%	59.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.70%	38.70%